Additional information - Financial Statement Schedule I - Schedule of IFRS loss reconciliation for parent company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
IFRS Loss Reconciliation [Abstract]
(Loss) / Profit for the year	€ (423,529)	€ 1,669	€ 6,887
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(345,507)
Owners of the parent	(422,116)	(3,532)	2,350
IFRS Equity Reconciliation [Abstract]
Total equity	(69,611)	71,497	86,967	€ 82,205
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,544,967)
Equity attributable to owners of the parent	(76,390)	€ 63,121	€ 78,541
Parent Company
IFRS Loss Reconciliation [Abstract]
(Loss) / Profit for the year	(76,609)
IFRS Equity Reconciliation [Abstract]
Total equity	€ 1,468,577